Loans and Advances to Banks - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loans And Advances To Banks [Line Items]
Impairment losses on loans and advances to banks	£ 0	£ 0	£ 0
Santander UK Group Holdings plc
Net Loans And Advances To Banks [Line Items]
Impairment losses on loans and advances to banks	£ 0	£ 0